Incentive Units (Tables)	6 Months Ended
Jun. 30, 2014
Schedule of Deferred Compensation Arrangement with Individual, Share-based Payments

Three tranches of the incentive units have a time vesting feature. A rollforward of those units from IPO to June 30, 2014 is included below.

Vested Units Balance, January 29, 2014	853,630
Vested During Period	447,407
Forfeited During Period	(214,869)
Granted During Period	214,869
Cancelled During Period	—

Vested Units Balance, June 30, 2014	1,301,307